LVIP MFS International Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.83%
Australia–1.70%
Aristocrat Leisure Ltd.	351,138	$14,225,696
Lottery Corp. Ltd.	840,833	2,976,307
WiseTech Global Ltd.	97,146	9,213,942
		26,415,945
Brazil–0.07%
Hypera SA	216,983	1,047,534
		1,047,534
Canada–7.82%
Agnico Eagle Mines Ltd.	369,693	29,781,546
Canadian Pacific Kansas City Ltd.	176,462	15,092,136
Element Fleet Management Corp.	1,217,426	25,888,700
Franco-Nevada Corp.	190,086	23,609,484
RB Global, Inc.	339,280	27,306,464
		121,678,330
China–1.25%
Alibaba Group Holding Ltd.	272,900	3,861,536
Kingsoft Corp. Ltd.	397,400	1,510,599
Ping An Insurance Group Co. of China Ltd. Class H	469,000	3,025,573
Tencent Holdings Ltd.	132,400	7,572,186
Yum China Holdings, Inc.	75,763	3,462,534
		19,432,428
France–17.40%
Air Liquide SA	186,120	35,895,897
Capgemini SE	133,308	28,780,574
Dassault Systemes SE	391,310	15,519,947
EssilorLuxottica SA	151,189	35,779,718
Kering SA	28,232	8,071,880
LVMH Moet Hennessy Louis Vuitton SE	61,725	47,306,248
Pernod Ricard SA	133,219	20,108,484
Schneider Electric SE	284,881	74,902,591
Sodexo SA	51,686	4,237,397
		270,602,736
Germany–11.81%
Deutsche Boerse AG	126,174	29,592,923
GEA Group AG	416,735	20,392,531
Merck KGaA	78,337	13,777,724
SAP SE	382,875	87,114,683
Symrise AG	155,014	21,413,920
†Zalando SE	343,915	11,339,388
		183,631,169
Hong Kong–3.47%
AIA Group Ltd.	5,739,800	51,425,879
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Resources Gas Group Ltd.	647,100	$2,609,593
		54,035,472
India–1.06%
HDFC Bank Ltd. ADR	133,530	8,353,637
ITC Ltd.	7,303	45,155
Reliance Industries Ltd.	150,089	5,289,125
UPL Ltd.	383,936	2,809,151
		16,497,068
Ireland–3.96%
Experian PLC	489,722	25,737,591
†Flutter Entertainment PLC	122,205	28,996,803
Kingspan Group PLC	72,829	6,838,217
		61,572,611
Japan–11.96%
Chugai Pharmaceutical Co. Ltd.	261,000	12,588,290
Hitachi Ltd.	2,897,800	76,232,957
Kose Corp.	33,200	2,144,573
LY Corp.	2,652,800	7,739,218
Nomura Research Institute Ltd.	501,900	18,508,054
Obic Co. Ltd.	455,000	15,974,465
Oracle Corp.	108,800	11,161,983
Resonac Holdings Corp.	424,900	10,879,332
Sugi Holdings Co. Ltd.	365,700	6,782,212
Terumo Corp.	781,500	14,681,162
ZOZO, Inc.	259,300	9,406,785
		186,099,031
Luxembourg–0.26%
Tenaris SA	254,371	4,002,367
		4,002,367
Macau–0.53%
†Sands China Ltd.	3,240,400	8,303,320
		8,303,320
Mexico–0.27%
Grupo Financiero Banorte SAB de CV Class O	587,097	4,178,556
		4,178,556
Netherlands–6.20%
Akzo Nobel NV	175,578	12,371,640
ASML Holding NV	20,241	16,799,305
Heineken NV	489,242	43,371,900
†Pluxee NV	51,686	1,089,583
†Prosus NV	200,438	8,759,591
†Qiagen NV	313,100	14,104,891
		96,496,910
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Peru–0.39%
Credicorp Ltd.	33,175	$6,003,680
		6,003,680
Republic of Korea–0.70%
Amorepacific Corp.	31,229	3,527,203
NAVER Corp.	31,643	4,099,047
SK Hynix, Inc.	24,858	3,318,962
		10,945,212
Singapore–2.37%
DBS Group Holdings Ltd.	1,064,160	31,504,601
Singapore Technologies Engineering Ltd.	1,489,500	5,400,560
		36,905,161
Spain–2.27%
Amadeus IT Group SA	488,878	35,329,091
		35,329,091
Sweden–2.21%
Assa Abloy AB Class B	1,023,161	34,414,825
		34,414,825
Switzerland–11.34%
Nestle SA	580,118	58,234,566
Novartis AG	264,373	30,346,591
Roche Holding AG	179,636	57,434,278
Sika AG	46,195	15,288,261
Sonova Holding AG	41,976	15,067,418
		176,371,114
Taiwan–2.34%
Delta Electronics, Inc.	456,000	5,482,692
Taiwan Semiconductor Manufacturing Co. Ltd.	722,000	21,833,504
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,036	9,037,092
		36,353,288
Thailand–0.31%
Advanced Info Service PCL	216,500	2,055,497
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Kasikornbank PCL	590,100	$2,750,835
		4,806,332
United Kingdom–6.33%
Burberry Group PLC	376,509	3,528,650
Diageo PLC	745,590	25,947,139
Haleon PLC	2,125,620	11,165,622
London Stock Exchange Group PLC	119,617	16,344,026
Reckitt Benckiser Group PLC	402,407	24,624,175
†Rolls-Royce Holdings PLC	2,397,302	16,897,147
		98,506,759
United States–2.81%
Linde PLC	91,795	43,773,364
		43,773,364
Total Common Stock (Cost $919,967,066)		1,537,402,303

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	15,822	15,822
Total Money Market Fund (Cost $15,822)		15,822

	Principal Amount°
SHORT-TERM INVESTMENT–0.88%
AGENCY OBLIGATIONS–0.88%
≠Federal Home Loan Bank Discount Notes 4.31% 10/1/24	13,631,000	13,631,000
		13,631,000
Total Short-Term Investment (Cost $13,631,000)		13,631,000

TOTAL INVESTMENTS–99.71% (Cost $933,613,888)	1,551,049,125
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	4,477,068
NET ASSETS APPLICABLE TO 71,571,706 SHARES OUTSTANDING–100.00%	$1,555,526,193

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
LVIP MFS International Growth Fund–3